Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Abstract]
Bank Credit Facility	$ 382,000	$ 330,000
Senior Notes	125,714	182,759
Total Debt	507,714	512,759
Less: Current Portion of Long-term Debt	(8,000)	(57,045)
Long-term Debt	$ 499,714	$ 455,714